INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	€ 837,938	€ 645,797
Intangible assets, ending balance	979,290	837,938	€ 645,797
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,502,163	2,150,072
Additions	351,978	353,458
Reclassifications	0	0
Translation differences and other movements	(1,942)	(1,367)
Intangible assets, ending balance	2,852,199	2,502,163	2,150,072
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,664,225)	(1,504,275)
Amortization	208,685	160,464	132,364
Translation differences and other movements	1	514
Intangible assets, ending balance	(1,872,909)	(1,664,225)	(1,504,275)
Development costs | Externally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	532,712	393,484
Intangible assets, ending balance	630,079	532,712	393,484
Development costs | Externally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,567,080	1,324,040
Additions	236,913	243,040
Reclassifications	0	0
Translation differences and other movements	0	0
Intangible assets, ending balance	1,803,993	1,567,080	1,324,040
Development costs | Externally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,034,368)	(930,556)
Amortization	139,546	103,812
Translation differences and other movements	0	0
Intangible assets, ending balance	(1,173,914)	(1,034,368)	(930,556)
Development costs | Internally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	268,060	216,958
Intangible assets, ending balance	308,396	268,060	216,958
Development costs | Internally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	678,989	592,070
Additions	83,190	86,919
Reclassifications	0	0
Translation differences and other movements	(1,846)	0
Intangible assets, ending balance	760,333	678,989	592,070
Development costs | Internally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(410,929)	(375,112)
Amortization	41,008	35,817
Translation differences and other movements	0	0
Intangible assets, ending balance	(451,937)	(410,929)	(375,112)
Patents, concessions and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	31,190	25,698
Intangible assets, ending balance	35,250	31,190	25,698
Patents, concessions and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	207,491	183,614
Additions	26,867	17,606
Reclassifications	3,337	6,950
Translation differences and other movements	(98)	(679)
Intangible assets, ending balance	237,597	207,491	183,614
Patents, concessions and licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(176,301)	(157,916)
Amortization	26,048	18,677
Translation differences and other movements	2	292
Intangible assets, ending balance	(202,347)	(176,301)	(157,916)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	5,976	9,657
Intangible assets, ending balance	5,565	5,976	9,657
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	48,603	50,348
Additions	5,008	5,893
Reclassifications	(3,337)	(6,950)
Translation differences and other movements	2	(688)
Intangible assets, ending balance	50,276	48,603	50,348
Other intangible assets | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(42,627)	(40,691)
Amortization	2,083	2,158
Translation differences and other movements	(1)	222
Intangible assets, ending balance	€ (44,711)	€ (42,627)	€ (40,691)